SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

In August 2025, VinFast Vietnam will be spun off into VinFast Trading and Production Joint Stock Company (the demerged entity) and Novatech Research and Development Joint Stock Company (“Novatech”) (the newly formed entity) (“the Restructuring”). Novatech is expected to have a charter capital of approximately VND 105,806 billion and will take over intangible fixed assets of completed research and development projects of VinFast Vietnam. All shares held by the Company in Novatech are intended to be transferred to the Managing Director. Following the share transfer, the demerged entity plans to lease back the aforementioned intangible assets from Novatech.

The Company will enter into amendments to the Share Exchange Agreements in respect of the VinFast Vietnam Dividend Preference Shares other than DPS2 to adjust the Initial Exchange Rates to reflect the Restructuring (the “Adjusted Exchange Rate”). In particular, for DPS1 and DPS3, the Adjusted Exchange Rate shall be 4.5 preference shares for each Company’s Share. For DPS5, the Adjusted Exchange Rate shall be 10.1 preference shares for each Company’s Share.

There are no other matters or circumstances that have arisen since the unaudited interim condensed consolidated balance sheet date that requires disclosure in consolidated financial statements of the Group.